Victory Emerging Markets Fund Investment Strategy - Victory Emerging Markets Fund	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of emerging market companies.The Fund ordinarily determines whether an issuer is an emerging market company according to the issuer’s “country of risk” as determined by Bloomberg.Bloomberg determines the issuer’s “country of risk” based on a number of criteria, including its country of domicile, the primary stock exchange on which it trades, the location from which it derives the majority of its revenue, and its reporting currency. Although we generally rely on an issuer’s “country of risk” as determined by Bloomberg, we also may deem an issuer to be an emerging markets issuer if at least 50% of its revenues or profits are derived from operations within emerging markets countries or at least 50% of its assets are located within emerging markets countries.The “equity securities” in which the Fund principally invests are common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks. This 80% policy may be changed upon at least 60 days’ prior written notice to shareholders.